NUVEEN ARIZONA                                                            NUVEEN
INSURED UNIT TRUST 50                                                        914


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 23, 1997
ESTIMATED CURRENT RETURN:
4.94 - 5.14%
ESTIMATED LONG-TERM RETURN:
4.97 - 5.26%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    21.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.95 to $97.96 depending on the purchase amount
Cusip           67101J 790 monthly payment plan
Numbers         67101J 808 quarterly payment plan
                67101J 816 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Arizona

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-15                                            11.0%
2016-17                                            53.3%
2018-19                                            14.3%
2020-21                                             0.0%
2022+                                              21.4%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.94%
     Tax Equivalent Yield                          8.17%

Treasury Bonds
     Yield                                         6.78%
     Tax Equivalent Yield                          7.15%

Corporate Bonds

     Yield                   7.57%

 *COMPARES TRUST AS OF 01/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/21/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.20% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS ARIZONA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   365,000  City of Chandler, Arizona, Water and Sewer Revenue Bonds, Series 1996,      2006 at 101  AAA   Aaa
              5.25% Due 7/1/16.
     250,000  Town of Oro Valley Municipal Property Corporation (Arizona), Municipal      2008 at 101  AAA   Aaa
              Water System Acquisition Bonds, Series 1996 (Canada Hills and Rancho
              Vistoso Water Utilities Acquisition Project), 5.375% Due 7/1/26.
     500,000  City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1995A,  2005 at 101 AAA   Aaa
              5.00% Due 7/1/19. (Original issue discount bonds delivered on or about July
              6, 1995 at a price of 92.753% of principal amount.)
     385,000  City of Phoenix Civic Improvement Corporation (Arizona), Municipal          2007 at 100  AAA   Aaa
              Facilities Subordinated Excise Tax Revenue Refunding Bonds, Series 1997,
              5.25% Due 7/1/15. (When issued.)
     500,000  City of Phoenix, Arizona, Civic Improvement Corporation, Junior Lien Water  2006 at 100  AAA   Aaa
              System Revenue Bonds, Series 1996, 5.60% Due 7/1/17.
     500,000  City of Scottsdale, Arizona, General Obligation Bonds, Series 1997, 5.00%   2005 at 101  AAA   Aaa
              Due 7/1/16. (Original issue discount bonds will be delivered on or about
              January 30, 1997 at a price of 94.074% of principal amount.)(When issued.)
     500,000  Washington Elementary School District No. 6 of Maricopa County, Arizona,    2006 at 101  AAA   Aaa
              School Improvement Bonds (Projects of 1996), Series A (1996), 5.00% Due
              7/1/16. (Original issue discount bonds delivered on or about August 7, 1996 at a price of 91.393% of principal amount.)(General Obligation Bonds.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM ARIZONA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.95     4.90 %      4.94%   4.97%   4.97%   5.01%   4.99%   5.03 %
 500 / $50,000              100.79     4.75        4.95    4.98    4.98    5.02    5.00    5.04
 1,000 / $100,000           100.52     4.50        4.96    5.00    4.99    5.04    5.01    5.06
 2,500 / $250,000           100.26     4.25        4.97    5.02    5.00    5.06    5.02    5.08
 5,000 / $500,000            99.48     3.50        5.01    5.08    5.04    5.12    5.06    5.14
 10,000 / $1,000,000         98.97     3.00        5.04    5.12    5.07    5.16    5.09    5.18
 25,000 / $2,500,000         98.46     2.50        5.06    5.16    5.09    5.20    5.11    5.22
 50,000 / $5,000,000         97.96     2.00        5.09    5.20    5.12    5.24    5.14    5.26

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.5%   39.5%      43.0%
         4.94  % 7.16%   7.54%   8.17%      8.67 %
         4.95    7.17    7.56    8.18       8.68
         4.96    7.19    7.57    8.20       8.70
         4.97    7.20    7.59    8.21       8.72
         5.01    7.26    7.65    8.28       8.79
         5.04    7.30    7.69    8.33       8.84
         5.06    7.33    7.73    8.36       8.88
         5.09    7.38    7.77    8.41       8.93

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .5259
 Monthly plan            4/15/97       .4152   $ 4.9844
 Quarterly plan          5/15/97       .8358
                         8/15/97      1.2537     5.0164
 Semi-annual plan        5/15/97       .8388
                        11/15/97      2.5164     5.0354
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.02 =  98.990
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/22/97)        interest
 98.990       X   $4.9844        =   $493.41
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 280                                                       914


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 23, 1997
ESTIMATED CURRENT RETURN:
5.08 - 5.29%
ESTIMATED LONG-TERM RETURN:
5.17 - 5.45%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.06 to $96.13 depending on the purchase amount
Cusip           67065A 314 monthly payment plan
Numbers         67065A 322 quarterly payment plan
                67065A 330 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            28.6%
2020-22                                            14.3%
2023-25                                            14.3%
2026+                                              37.1%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.08%
     Tax Equivalent Yield                          8.76%

Treasury Bonds
     Yield                                         6.78%
     Tax Equivalent Yield                          7.48%

Corporate Bonds
     Yield                   7.57%

 *COMPARES TRUST AS OF 01/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/21/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   300,000  California Educational Facilities Authority, Revenue Bonds (Occidental      2007 at 102  AAA   Aaa
              College), Series 1997, 5.70% Due 10/1/27.
     500,000  California Educational Facilities Authority Revenue Bonds (Santa Clara      2006 at 102  AAA   Aaa
              University), Series 1996, 5.75% Due 9/1/26.
     500,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/20.
     500,000  State Public Works Board of the State of California, Lease Revenue          2006 at 102  AAA   Aaa
              Refunding Bonds (Department of Corrections), 1996 Series B, California
              State Prison-Monterey County (Soledad II), 5.625% Due 11/1/19.
     500,000  Los Angeles County Metropolitan Transportation Authority (California),      2006 at 101  AAA   Aaa
              Sales Tax Revenue Refunding Bonds, Proposition A-2nd Tier, Series 1996,
              5.75% Due 7/1/18.
     500,000  County of Orange, California, 1996 Recovery Certificates of Participation,  2006 at 102  AAA   Aaa
              Series A, 6.00% Due 7/1/26.
     500,000  Public Facilities Financing Authority of the City of San Diego              2005 at 101  AAA   Aaa
              (California), Sewer Revenue Bonds, Series 1995, 5.00% Due 5/15/25.
     200,000  Sulphur Springs Union School District (County of Los Angeles, California),  No Optional  AAA   Aaa
              General Obligation Bonds, Election 1991, Series A, 0.00% Due 9/1/16.            Call
              (Original issue discount bonds delivered on or about September 18, 1991 at a price of 17.963% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.06     4.90 %      5.08%   5.17%   5.11%   5.21%   5.13%   5.23 %
 500 / $50,000               98.91     4.75        5.09    5.18    5.12    5.22    5.14    5.24
 1,000 / $100,000            98.65     4.50        5.10    5.20    5.13    5.24    5.15    5.26
 2,500 / $250,000            98.39     4.25        5.11    5.21    5.14    5.25    5.16    5.27
 5,000 / $500,000            97.63     3.50        5.15    5.27    5.18    5.31    5.20    5.33
 10,000 / $1,000,000         97.12     3.00        5.18    5.31    5.21    5.35    5.23    5.37
 25,000 / $2,500,000         96.63     2.50        5.21    5.35    5.24    5.39    5.26    5.41
 50,000 / $5,000,000         96.13     2.00        5.23    5.39    5.27    5.43    5.29    5.45

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.08  % 7.76%   8.13%   8.76%      9.24 %
         5.09    7.77    8.14    8.78       9.25
         5.10    7.79    8.16    8.79       9.27
         5.11    7.80    8.18    8.81       9.29
         5.15    7.86    8.24    8.88       9.36
         5.18    7.91    8.29    8.93       9.42
         5.21    7.95    8.34    8.98       9.47
         5.23    7.98    8.37    9.02       9.51

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .5308
 Monthly plan            4/15/97       .4191   $ 5.0297
 Quarterly plan          5/15/97       .8436
                         8/15/97      1.2654     5.0617
 Semi-annual plan        5/15/97       .8466
                        11/15/97      2.5398     5.0807
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.13 =   100.877
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/22/97)        interest
 100.877      X   $5.0297        =   $507.38
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 239                                                       914


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 23, 1997
ESTIMATED CURRENT RETURN:
5.10 - 5.30%
ESTIMATED LONG-TERM RETURN:
5.16 - 5.42%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.5 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.08 to $97.12 depending on the purchase amount
Cusip           6706H6 195 monthly payment plan
Numbers         6706H6 203 quarterly payment plan
                6706H6 211 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            28.6%
2022-23                                            14.3%
2024-25                                            14.3%
2026+                                              42.8%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 01/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.10%
     Tax Equivalent Yield                          7.97%

Treasury Bonds
     Yield                                         6.78%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.57%

 *COMPARES TRUST AS OF 01/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/21/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dade County, Florida, Aviation Revenue Bonds, Series 1996B, 5.60% Due       2006 at 102  AAA   Aaa
              10/1/26.
     500,000  Dade County, Florida, Seaport General Obligation Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996 (General Obligation Bonds.), 5.125% Due 10/1/26.
     500,000  City of Gainesville, Florida, Utilities System Revenue Bonds, 1996 Series   2006 at 102  AAA   Aaa
              A, 5.20% Due 10/1/22.
     500,000  City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland       2006 at 102  AAA   Aaa
              Regional Medical Center Project), Series 1996, 5.25% Due 11/15/25.
     500,000  Okaloosa County Gas District (Florida), Gas System Revenue Bonds, Series    2006 at 101  AAA   Aaa
              1996, 5.50% Due 10/1/21.
     500,000  South Broward Hospital District (Florida), Hospital Refunding Revenue       2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 5/1/21.
     500,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Revenue Bonds (Stetson University, Inc. Project), Series 1996A,
              5.50% Due 6/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM FLORIDA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.08     4.90 %      5.10%   5.16%   5.13%   5.19%   5.15%   5.21 %
 500 / $50,000               99.93     4.75        5.10    5.16    5.14    5.19    5.16    5.21
 1,000 / $100,000            99.66     4.50        5.12    5.19    5.15    5.22    5.17    5.24
 2,500 / $250,000            99.40     4.25        5.13    5.20    5.16    5.23    5.18    5.25
 5,000 / $500,000            98.63     3.50        5.17    5.26    5.20    5.29    5.22    5.31
 10,000 / $1,000,000         98.12     3.00        5.20    5.30    5.23    5.33    5.25    5.35
 25,000 / $2,500,000         97.62     2.50        5.23    5.33    5.26    5.36    5.28    5.38
 50,000 / $5,000,000         97.12     2.00        5.25    5.37    5.28    5.40    5.30    5.42

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         5.10  % 7.08%   7.39%   7.97%      8.44 %
         5.10    7.08    7.39    7.97       8.44
         5.12    7.11    7.42    8.00       8.48
         5.13    7.13    7.43    8.02       8.49
         5.17    7.18    7.49    8.08       8.56
         5.20    7.22    7.54    8.13       8.61
         5.23    7.26    7.58    8.17       8.66
         5.25    7.29    7.61    8.20       8.69

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .5380
 Monthly plan            4/15/97       .4248   $ 5.1007
 Quarterly plan          5/15/97       .8550
                         8/15/97      1.2825     5.1327
 Semi-annual plan        5/15/97       .8586
                        11/15/97      2.5758     5.1517
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.15 =  99.850
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/22/97)        interest
 99.850       X   $5.1007        =   $509.30
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 221                                                       914


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 23, 1997
ESTIMATED CURRENT RETURN:
5.11 - 5.32%
ESTIMATED LONG-TERM RETURN:
5.17 - 5.44%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.81 to $96.86 depending on the purchase amount
Cusip           6706H8 852 monthly payment plan
Numbers         6706H8 860 quarterly payment plan
                6706H8 878 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            23.2%
2019-21                                             5.4%
2022-24                                            14.3%
2025-27                                            42.8%
2028+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.11%
     Tax Equivalent Yield                          8.24%

Treasury Bonds
     Yield                                         6.78%
     Tax Equivalent Yield                          6.98%

Corporate Bonds

     Yield                   7.57%

 *COMPARES TRUST AS OF 01/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/21/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   310,000  Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue   2006 at 100  AAA   Aaa
              Refunding Bonds (City of Philadelphia Funding Program), Series of 1996,
              5.50% Due 6/15/16.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Lehigh County Industrial Development Authority, Pollution Control Revenue   2005 at 102  AAA   Aaa
              Refunding Bonds, 1995 Series A (Pennsylvania Power & Light Company
              Project), 6.15% Due 8/1/29.
     500,000  Lehigh County (Pennsylvania), General Purpose Authority, Hospital Revenue   2005 at 102  AAA   Aaa
              Bonds (Lehigh Valley Hospital), Series B of 1995, 5.625% Due 7/1/25.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     190,000  Montour School District (Allegheny County, Pennsylvania), General           No Optional  AAA   Aaa
              Obligation Bonds, Series B of 1993, 0.00% Due 1/1/19. (Original issue           Call
              discount bonds delivered on or about August 19, 1993 at a price of 22.598%
              of principal amount.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     500,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.81     4.90 %      5.11%   5.17%   5.14%   5.20%   5.16%   5.22 %
 500 / $50,000               99.65     4.75        5.12    5.18    5.15    5.21    5.17    5.23
 1,000 / $100,000            99.39     4.50        5.13    5.20    5.16    5.23    5.18    5.25
 2,500 / $250,000            99.13     4.25        5.14    5.22    5.18    5.25    5.19    5.27
 5,000 / $500,000            98.36     3.50        5.18    5.28    5.22    5.31    5.24    5.33
 10,000 / $1,000,000         97.86     3.00        5.21    5.31    5.24    5.34    5.26    5.36
 25,000 / $2,500,000         97.35     2.50        5.24    5.35    5.27    5.38    5.29    5.40
 50,000 / $5,000,000         96.86     2.00        5.26    5.39    5.30    5.42    5.32    5.44

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.11  % 7.30%   7.63%   8.24%      8.74 %
         5.12    7.31    7.64    8.26       8.75
         5.13    7.33    7.66    8.27       8.77
         5.14    7.34    7.67    8.29       8.79
         5.18    7.40    7.73    8.35       8.85
         5.21    7.44    7.78    8.40       8.91
         5.24    7.49    7.82    8.45       8.96
         5.26    7.51    7.85    8.48       8.99

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .5380
 Monthly plan            4/15/97       .4248   $ 5.0987
 Quarterly plan          5/15/97       .8550
                         8/15/97      1.2825     5.1307
 Semi-annual plan        5/15/97       .8580
                        11/15/97      2.5740     5.1497
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.88 =   100.120
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/22/97)        interest
 100.120      X   $5.0987        =   $510.48
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)